Share-Based Compensation Plans Share-Based Compensation Plans - Stock Option Activity (Details) (Stock Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares outstanding, beginning of period	354	360	209
Shares granted	0	0	188
Shares exercised	(153)	(6)	(4)
Shares cancelled/forfeited	0	0	(33)
Shares outstanding, end of period	201	354	360
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Shares outstanding, weighted average exercise price, beginning of period	$ 36.52	$ 36.36	$ 36.39
Shares granted, weighted average exercise price	$ 0.00	$ 0.00	$ 35.22
Shares exercised, weighted average exercise price	$ 36.80	$ 27.23	$ 27.75
Shares cancelled/forfeited, weighted average exercise price	$ 0.00	$ 0.00	$ 33.31
Shares outstanding, weighted average exercise price, end of period	$ 36.30	$ 36.52	$ 36.36